Schedule of Investments

July 31, 2023 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Common Stock (99.7%)
Communication Services (5.6%)
AT&T	1,297,800	$18,844
Comcast, Cl A	508,300	23,005
Fox	164,500	5,503
Meta Platforms, Cl A*	44,200	14,082
TEGNA	112,950	1,909
Verizon Communications	415,400	14,157

		77,500

Consumer Discretionary (10.1%)
American Axle & Manufacturing Holdings*	513,500	4,853
Best Buy	49,700	4,128
BorgWarner	154,200	7,170
Capri Holdings*	79,100	2,920
Carter’s	65,900	4,943
Dick’s Sporting Goods	36,500	5,147
eBay	100,500	4,474
Foot Locker	204,400	5,492
Ford Motor	825,900	10,910
General Motors	384,800	14,765
Goodyear Tire & Rubber*	313,300	5,038
Group 1 Automotive	27,400	7,084
H&R Block	176,500	5,932
Harley-Davidson	229,000	8,842
Kohl’s	147,600	4,199
Macy’s	266,500	4,421
ODP*	142,200	7,093
Phinia*	30,840	875
PulteGroup	160,000	13,502
Tri Pointe Homes*	326,100	10,396
Upbound Group, Cl A	120,400	4,169
Whirlpool	46,500	6,708

		143,061

Consumer Staples (5.7%)
Altria Group	169,700	7,708
Conagra Brands	246,670	8,093
Energizer Holdings	124,000	4,427
Ingredion	63,900	7,110
Kraft Heinz	297,270	10,755
Kroger	374,200	18,201
Molson Coors Beverage, Cl B	246,300	17,184
Walgreens Boots Alliance	191,700	5,745

		79,223

Energy (7.4%)
APA	256,900	10,402
California Resources	60,200	3,212
ExxonMobil	325,800	34,939
HF Sinclair	182,300	9,496
Marathon Oil	556,100	14,609
Marathon Petroleum	97,100	12,916
Phillips 66	98,540	10,992

LSV Value Equity Fund

	Shares	Value (000)
Energy (continued)
Valero Energy	57,500	$7,412
Vitesse Energy	26,245	661

		104,639

Financials (20.6%)
Aflac	142,500	10,309
Ally Financial	235,300	7,186
American Financial Group	37,500	4,560
American International Group	203,000	12,237
Ameriprise Financial	33,700	11,743
Annaly Capital Management‡	211,125	4,241
Bank of America	155,000	4,960
Bank of New York Mellon	338,400	15,350
BankUnited	118,900	3,548
Capital One Financial	58,500	6,846
Citigroup	382,600	18,235
Citizens Financial Group	194,200	6,265
CNO Financial Group	278,100	7,153
Discover Financial Services	57,800	6,101
Everest Group	15,000	5,408
Fifth Third Bancorp	153,100	4,455
First American Financial	83,200	5,273
Global Payments	39,400	4,344
Goldman Sachs Group	26,900	9,573
Hartford Financial Services Group	160,800	11,558
Huntington Bancshares	367,400	4,497
Jefferies Financial Group	152,200	5,600
KeyCorp	313,200	3,856
Lincoln National	141,000	3,954
M&T Bank	40,900	5,720
MetLife	133,800	8,425
MGIC Investment	484,200	8,105
Morgan Stanley	27,200	2,490
Navient	486,000	9,253
OneMain Holdings, Cl A	90,700	4,125
Popular	68,600	4,977
Radian Group	302,800	8,154
Regions Financial	542,200	11,045
State Street	170,700	12,365
Stifel Financial	94,600	6,011
Voya Financial	65,500	4,864
Wells Fargo	356,400	16,451
Western Union	366,100	4,459
Zions Bancorp	104,000	3,978

		287,674

Health Care (17.1%)
AbbVie	34,600	5,175
Amgen	64,700	15,150
Biogen*	18,400	4,971
Bristol-Myers Squibb	375,200	23,334
Cardinal Health	106,100	9,705

Schedule of Investments

July 31, 2023 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Health Care (continued)
Centene*	98,700	$6,720
Cigna Group	51,300	15,139
CVS Health	171,600	12,817
DaVita*	64,800	6,609
Gilead Sciences	295,900	22,530
HCA Healthcare	32,200	8,784
Inmode*	35,500	1,523
Jazz Pharmaceuticals*	64,400	8,399
Johnson & Johnson	52,530	8,800
McKesson	31,200	12,555
Merck	303,000	32,315
Organon	134,600	2,959
Pfizer	575,000	20,735
QuidelOrtho*	38,750	3,385
Select Medical Holdings	74,200	2,227
United Therapeutics*	19,100	4,636
Universal Health Services, Cl B	37,700	5,239
Viatris, Cl W	517,700	5,451

		239,158

Industrials (11.8%)
AGCO	100,800	13,416
Alaska Air Group*	97,100	4,722
Allison Transmission Holdings	213,200	12,513
CNH Industrial	510,800	7,335
Cummins	50,100	13,066
Delta Air Lines	133,800	6,190
Deluxe	165,400	3,141
EMCOR Group	36,500	7,849
FedEx	63,400	17,115
Hillenbrand	66,020	3,429
Huntington Ingalls Industries	20,300	4,662
Lockheed Martin	15,300	6,829
ManpowerGroup	92,400	7,288
Mueller Industries	102,200	8,284
Owens Corning	101,000	14,139
Ryder System	106,200	10,848
Snap-on	22,800	6,212
Textron	108,700	8,454
United Airlines Holdings*	127,400	6,919
Werner Enterprises	67,097	3,155

		165,566

Information Technology (11.9%)
Amdocs	76,100	7,126
Amkor Technology	387,000	11,258
Applied Materials	45,100	6,837
Arrow Electronics*	84,600	12,059
Cisco Systems	386,200	20,098
Dell Technologies, Cl C	138,800	7,345
Diodes*	62,100	5,868
DXC Technology*	207,400	5,735
Flextronics International*	223,500	6,115

LSV Value Equity Fund

	Shares	Value (000)
Information Technology (continued)
Hewlett Packard Enterprise	625,500	$10,871
HP	464,000	15,233
Intel	219,200	7,841
International Business Machines	35,900	5,176
Jabil	66,300	7,337
Oracle	52,100	6,108
Qorvo*	29,700	3,268
QUALCOMM	47,600	6,291
Seagate Technology Holdings	6,400	407
Skyworks Solutions	37,000	4,232
Vishay Intertechnology	334,500	9,416
VMware, Cl A*	34,300	5,407
Xerox Holdings	290,800	4,647

		168,675

Materials (6.5%)
Berry Global Group	152,200	9,980
Chemours	157,900	5,839
Eastman Chemical	78,300	6,701
Graphic Packaging Holding	165,100	3,995
Huntsman	302,300	9,000
Ingevity*	87,600	5,608
LyondellBasell Industries, Cl A	57,100	5,645
O-I Glass, Cl I*	258,800	5,942
Reliance Steel & Aluminum	57,500	16,839
Silgan Holdings	89,500	3,924
Steel Dynamics	116,800	12,449
Westrock	183,800	6,119

		92,041

Real Estate (1.4%)
Highwoods Properties‡	149,300	3,773
Host Hotels & Resorts‡	237,200	4,364
Office Properties Income Trust‡	132,500	1,020
Piedmont Office Realty Trust, Cl A‡	376,265	2,799
Service Properties Trust‡	262,429	2,228
Simon Property Group‡	42,200	5,258

		19,442

Utilities (1.6%)
NRG Energy	257,200	9,771
UGI	132,400	3,573
Vistra	285,700	8,017

		21,361

TOTAL COMMON STOCK (Cost $1,228,603)		1,398,340

Schedule of Investments

July 31, 2023 (Unaudited)

LSV Value Equity Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.2%)
South Street Securities 5.010%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $3,361 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $3,235, 1.125% - 5.466%, 07/31/2025 – 05/15/2033; total market value $3,428)	$3,361	$3,361

TOTAL REPURCHASE AGREEMENT (Cost $3,361)		3,361

Total Investments – 99.9% (Cost $1,231,964)		$1,401,701

Percentages are based on Net Assets of $1,402,930 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

LSV-QH-001-4000

3